Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares		Fair Value
	COMMON STOCK - 99.6%
	AEROSPACE & DEFENSE - 3.7%
2,236	Boeing Co.	$ 384,189
1,762	Lockheed Martin Corp.	687,638
		1,071,827
	AUTOMOTIVE - 2.2%
21,111	General Motors Co.	625,519

	BANKING - 1.9%
5,382	JPMorgan Chase & Co.	539,223

	BIOTECH & PHARMA - 5.1%
11,164	Bristol-Myers Squibb Co.	694,401
5,068	Johnson & Johnson	777,482
		1,471,883
	CABLE & SATELLITE - 2.5%
16,124	Comcast Corp.	722,516

	CHEMICALS - 4.2%
14,106	Dow, Inc.	636,463
15,391	Nutrien Ltd.	567,466
		1,203,929
	COMMERCIAL SUPPORT SERVICES - 2.5%
6,276	Waste Management, Inc.	715,464

	CONTAINERS & PACKAGING - 2.1%
16,617	International Paper Co.	602,699

	DIVERSIFIED INDUSTRIALS - 3.7%
4,082	3M Co.	665,448
60,930	General Electric Co.	386,296
		1,051,744
	E-COMMERCE DISCRETIONARY - 4.7%
390	Amazon.com, Inc. *	1,345,874

	ELECTRIC UTILITIES - 2.3%
8,094	Duke Energy Corp.	650,272

	HEALTH CARE FACILITIES & SERVICES - 5.0%
10,149	CVS Health Corp.	630,456
2,583	UnitedHealth Group, Inc.	807,317
		1,437,773
	HOME CONSTRUCTION - 3.1%
15,462	Masco Corp.	901,435

	INSTITUTIONAL FINACIAL SERVICES - 2.2%
3,617	CME Group, Inc.	636,122

	INSURANCE - 4.6%
3,233	Berkshire Hathaway, Inc. *	704,923
4,894	Chubb Ltd.	611,750
		1,316,673
	INTERNET MEDIA & SERVICES - 6.3%
513	Alphabet, Inc. *	835,949
3,328	Facebook, Inc. *	975,770
		1,811,719
	MACHINERY - 2.5%
9,086	Xylem, Inc.	728,515

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares		Fair Value
	COMMON STOCK (Continued) - 99.6%
	OIL & GAS PRODUCERS - 3.0%
25,526	Enterprise Products Partners LP	$ 448,236
10,580	Exxon Mobil Corp.	422,565
		870,801
	RETAIL - CONSUMER STAPLES - 3.0%
2,463	Costco Wholesale Corp.	856,287

	RETAIL - DISCRETIONARY - 3.3%
3,306	Home Depot, Inc.	942,342

	SEMICONDUCTORS - 2.2%
12,393	Intel Corp.	631,423

	SOFTWARE - 6.3%
4,523	Microsoft Corp.	1,020,072
3,065	Palo Alto Networks, Inc. *	788,962
		1,809,034
	TECHNOLOGY HARDWARE - 6.5%
9,320	Apple, Inc.	1,202,653
15,394	Cisco Systems, Inc.	649,935
		1,852,588
	TECHNOLOGY SERVICES - 4.9%
4,284	Automatic Data Processing, Inc.	595,862
3,781	Visa, Inc.	801,534
		1,397,396
	TELECOMMUNICATIONS - 2.5%
12,485	Verizon Communications, Inc.	739,986

	TRANSPORTATION & LOGISTICS - 4.8%
26,961	American Airlines Group, Inc.	351,841
4,636	FedEx Corp.	1,019,178
		1,371,019
	WHOLESALE - CONSUMER STAPLES - 4.5%
16,625	Archers-Daniels-Midland Co.	744,135
8,821	Sysco Corp.	530,495
		1,274,630

	TOTAL COMMON STOCK (Cost - $27,493,064)	28,578,693

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
41,388	Morgan Stanley Institutional Liquidity Funds - Government Portfolio -Advisory Share Class, 0.02%+	41,388
	(Cost - $41,388)

	TOTAL INVESTMENTS - 99.7% (Cost - $27,534,452)	$ 28,620,081
	OTHER ASSETS LESS LIABILITIES - 0.3%	71,947
	NET ASSETS - 100.0%	$ 28,692,028

* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on August 31, 2020.

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

The following is a summary of significant accounting policies followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies”.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees ("Board").  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -- As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 28,578,693	$ -	$ -	$ 28,578,693
Short-Term Investment	41,388	-	-	41,388
Total	$ 28,620,081	$ -	$ -	$ 28,620,081

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at August 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 28,547,922	$ 2,898,004	$ (2,825,845)	$ 72,159